3 BUSINESS COMBINATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATIONS

Acquisition of Ameri Georgia

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP software, business intelligence, data warehousing and other enterprise resource planning services. Following the acquisition, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. (“Ameri Georgia”). Ameri Georgia has operations in the United States, Canada and India. For financial accounting purposes, we recognized September 1, 2015 as the effective date of the acquisition. The total consideration for the acquisition of Ameri Georgia was $9,910,817, consisting of:

(a) A cash payment in the amount of $3,000,000, which was paid at closing;

(b) 235,295 shares of our common stock issued at closing;

(c) $250,000 quarterly cash payments paid on the last day of each calendar quarter of 2016;

(d) A $1,000,000 cash reimbursement paid 5 days following closing to compensate Ameri Georgia for a portion of its approximate cash balance as of September 1, 2015;

(e) Approximately $2,910,817 paid within 30 days of closing in connection with the excess of Ameri Georgia’s accounts receivable over its accounts payable as of September 1, 2015; and

(f) Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and earnings before interest taxes, depreciation and amortization (“EBITDA”) targets specified in the purchase agreement, subject to downward or upward adjustment depending on actual results.

The earn-out for 2016 was 30% higher than the previously agreed targets, resulting in a higher than anticipated earn-out payment, and the excess of the 2016 earn-out payment over what was planned was made as an adjustment to our income statement.

The valuation of Ameri Georgia was made on the basis of its projected revenues. The accounting acquisition date for Ameri Georgia was determined on the basis of the date when the Company acquired control of Ameri Georgia, in accordance with FASB codification ASU 805-10-25-6 for business combinations. That ASU provides that the date on which the acquirer obtains control of the acquiree generally is the date on which the acquirer legally transfers the consideration, acquires the assets, and assumes the liabilities of the acquiree—the closing date. However, the acquirer might obtain control on a date that is either earlier or later than the closing date. For example, the acquisition date precedes the closing date if a written agreement provides that the acquirer obtains control of the acquiree on a date before the closing date. An acquirer shall consider all pertinent facts and circumstances in identifying the acquisition date. The term sheet and the Share Purchase Agreement that were entered into by the Company and Ameri Georgia contained agreements by the parties that the Company acquired control of Ameri Georgia’s accounts payable, accounts receivable and business decisions as of September 1, 2015. In addition, on that date, the Company became responsible for performance of Ameri Georgia’s existing contracts. Accordingly, the Company has recognized September 1, 2015 as the accounting acquisition date.

The total purchase price of $9,910,817 was allocated to net working capital of $4.6 million, intangibles of $1.8 million, taking into consideration projected revenue from the acquired list of Ameri Georgia customers over a period of three years, and goodwill. The excess of total purchase price over the net working capital and intangibles allocations has been allocated to goodwill.

The Company paid $261,876 in cash to the former shareholders of Ameri Georgia as earn-out payments during the nine months ended September 30, 2017.

Acquisition of Bigtech Software Private Limited

On June 23, 2016, we entered into a definitive agreement to acquire Bigtech Software Private Limited (“Bigtech”), a pure-play SAP services company providing a complete range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to improve business operations at companies of all sizes and verticals. The acquisition of Bigtech was effective as of July 1, 2016, and the total consideration for the acquisition of Bigtech was $850,000, consisting of:

(a) A cash payment in the amount of $340,000, which was due within 90 days of closing and was paid on September 22, 2016;

(b) Warrants for the purchase of 51,000 shares of our common stock (valued at approximately $250,000 based on the $6.51 closing price of our common stock on the closing date of the acquisition), with such warrants exercisable for two years; and

(c) $255,000, which may become payable in cash earn-outs to the sellers of Bigtech, if Bigtech achieves certain pre-determined revenue and EBITDA targets in 2017 and 2018. We estimate the earn-out payments to be earned at 100% of the targets set forth in the purchase agreement.

Bigtech’s financial results are included in our condensed consolidated financial results starting July 1, 2016. The Bigtech acquisition did not constitute a significant acquisition for the Company. The valuation of Bigtech was made on the basis of its projected revenues.

The total purchase price of $850,000 was allocated to intangibles of $595,000, taking into consideration projected revenue from the acquired list of Bigtech customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill. The Bigtech acquisition did not constitute a significant acquisition for the Company.

Acquisition of Virtuoso

On July 22, 2016, we, through wholly-owned acquisition subsidiaries, acquired all of the outstanding membership interests of Virtuoso, L.L.C. (“Virtuoso”), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the “Sole Member”). Virtuoso is a SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso’s name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company.

The total purchase price paid to the Sole Member for the acquisition of Virtuoso was $1,831,881 consisting of:

(a) A cash payment in the amount of $675,000, which was due within 90 days of closing and was paid on October 21, 2016;

(b) 101,250 shares of our common stock at closing, valued at approximately $700,000 based on the $6.51 closing price of our common stock on the closing date of the acquisition; and

(c) Earn-out payments in cash and stock of $450,000 and approximately $560,807, respectively, to be paid, if earned, through the achievement of annual revenue and gross margin targets in 2017, 2018 and 2019. Out of the total contingent consideration of approximately $1,000,000, we only considered 50% of the earn-out in the purchase price, mainly due to the reorganization of Virtuoso.

The total purchase price of $1,831,881 was allocated to intangibles of $0.9 million, taking into consideration projected revenue from the acquired list of Virtuoso customers over a period of three years, and the balance was allocated to goodwill. The Virtuoso earn-out payments for 2016 amounted to $64,736 in cash and 12,408 shares of common stock, which were delivered to the Sole Member during the nine months ended September 30, 2017.

Acquisition of Ameri Arizona

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. (“Ameri Arizona”), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, Ameri Arizona, all of the members of Ameri Arizona, Giri Devanur and Srinidhi “Dev” Devanur, our President and Chief Executive Officer and Executive Vice Chairman, respectively. In July 2017, the name of DC&M Partners, L.L.C. was changed to Ameri100 Arizona LLC. Ameri Arizona is a SAP consulting company headquartered in Chandler, Arizona. Ameri Arizona provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products. Ameri Arizona is also a SAP-certified software partner, having launched its SAP reporting, extraction and distribution tool called “IRIS”. Ameri Arizona services clients in diverse industries, including retail, apparel/footwear, third-party logistics providers, chemicals, consumer goods, energy, high-tech electronics, media/entertainment and aerospace.

The aggregate purchase price for the acquisition of Ameri Arizona was $15,816,000 consisting of:

(a) A cash payment in the amount of $3,000,000 at closing;

(b) 1,600,000 shares of our common stock (valued at approximately $10.4 million based on the $6.51 closing price of our common stock on the closing date of the acquisition), which are to be issued on July 29, 2018 or upon a change of control of our company (whichever occurs earlier); and

(c) Earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, through the achievement of annual revenue and gross margin in 2017 and 2018.

The total purchase price of $15,816,000 was allocated to intangibles of $5.4 million, taking into consideration projected revenue from the acquired list of Ameri Arizona customers over a period of three years, and the balance was allocated to goodwill. Based on the Company’s current estimates of the consideration payable under the purchase agreement, the Company does not believe the Ameri Arizona will achieve its earn-out for 2017 and reduced the consideration payable estimates by $400,000 in its income statement for the quarter ended June 30, 2017. The Company is also currently negotiating with the former members of Ameri Arizona regarding the Company’s earn-out payment obligations. The Company paid $300,000 in earn-out payments during the nine months ended September 30, 2017 for earn-out amounts earned prior to such date.

Acquisition of Ameri California

On March 10, 2017, we acquired 100% of the shares of ATCG Technology Solutions, Inc. (“Ameri California”), a Delaware corporation, pursuant to the terms of a Share Purchase Agreement among the Company, ATCG, all of the stockholders of Ameri California (the “Stockholders”), and the Stockholders’ representative. In July 2017, the name of ATCG Technology Solutions, Inc. was changed to Ameri100 California Inc. Ameri California provides U.S. domestic, offshore and onsite SAP consulting services and has its main office in Folsom, California. Ameri California specializes in providing SAP Hybris, SAP Success Factors and business intelligence services.

The aggregate purchase price for the acquisition of Ameri California was $8,784,533, consisting of:

(a) 576,923 shares of our common stock, valued at approximately $3.8 million based on the closing price of our Common Stock on the closing date of the acquisition;

(b) Unsecured promissory notes issued to certain of Ameri California’s selling Stockholders for the aggregate amount of $3,750,000 (which notes bear interest at a rate of 6% per annum and mature on June 30, 2018);

(c) Earn-out payments in shares of our common stock (up to an aggregate value of $1,200,000 worth of shares) to be paid, if earned, in each of 2018 and 2019 based on certain revenue and EBITDA targets as specified in the purchase agreement. We estimate those targets will be fully achieved; and

(d) An additional cash payment of $55,687 for cash that was left in Ameri California at closing.

The total purchase price of $8,784,533 was allocated to intangibles of $3.75 million, taking into consideration projected revenue from the acquired list of Ameri California customers over a period of three years, and goodwill. The excess of total purchase price over the intangibles allocation has been allocated to goodwill.

For this acquisition, the net cash outflow in 2017 was $ 55,687.

Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars
Asset Component	Ameri Georgia	Bigtech	Virtuoso	Ameri Arizona	Ameri California
Intangible Assets	1.8	0.6	0.9	5.4	3.8
Goodwill	3.5	0.3	0.9	10.4	5.0
Working Capital
Current Assets
Cash	1.4	-	-	-	-
Accounts Receivable	5.6	-	-	-	-
Other Assets	0.2	-	-	-	-
	7.3	-	-	-	-
Current Liabilities
Accounts Payable	1.3	-	-	-	-
Accrued Expenses & Other Current Liabilities	1.3	-	-	-	-
	2.7	-	-	-	-
Net Working Capital Acquired	4.6	-	-	-	-

Total Purchase Price	9.9	0.9	1.8	15.8	8.8

The Company has $19,319,211, in total towards consideration payable including contingent consideration payable for its acquisitions, consisting of $7,129,238 in cash obligations and $12,189,973 worth of common stock to be issued (assuming a per share price of $6.51). Out of $19,319,211, $5,346,688 is towards contingent consideration payable on earn-outs.

Acquisition of Bellsoft, Inc.

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP software, business intelligence, data warehousing and other enterprise resource planning services. Following the acquisition, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. (“Ameri Georgia”). Ameri Georgia has operations in the United States, Canada and India. For financial accounting purposes, we recognized September 1, 2015 as the effective date of the acquisition. The total consideration for the acquisition of Ameri Georgia was $9,910,817, consisting of:

(a)	A cash payment in the amount of $3,000,000, which was paid at closing;

(b)	235,295 shares of our common stock issued at closing, valued at approximately $1,000,000 based on the closing price of our common stock on the closing date of the acquisition;

(c)	$250,000 quarterly cash payments paid on the last day of each calendar quarter of 2016;

(d)	$1,000,000 cash reimbursement paid to compensate Ameri Georgia for a portion of its approximate cash balance as of September 1, 2015;

(e)	$2,910,817 was paid in connection with the excess of Ameri Georgia’s accounts receivable over its accounts payable as of September 1, 2015; and

(f)	Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and earnings before interest taxes, depreciation and amortization (“EBITDA”) targets specified in the purchase agreement, subject to downward or upward adjustment depending on actual results. We estimate the earn-out payments to be earned at 100% of the targets set forth in the purchase agreement.

The earn-out for 2016 was 30% higher than the previously agreed targets, resulting in a higher than anticipated earn-out payment, and the excess of the 2016 earn-out payment over what was planned was made as an adjustment to our income statement.

The valuation of Ameri Georgia was made on the basis of its projected revenues. The accounting acquisition date for Ameri Georgia was determined on the basis of the date when the Company acquired control of Ameri Georgia, in accordance with FASB codification ASU 805-10-25-6 for business combinations. That ASU provides that the date on which the acquirer obtains control of the acquiree generally is the date on which the acquirer legally transfers the consideration, acquires the assets, and assumes the liabilities of the acquiree—the closing date. However, the acquirer might obtain control on a date that is either earlier or later than the closing date. For example, the acquisition date precedes the closing date if a written agreement provides that the acquirer obtains control of the acquiree on a date before the closing date. An acquirer shall consider all pertinent facts and circumstances in identifying the acquisition date. The term sheet and the Share Purchase Agreement that were entered into by the Company and Ameri Georgia contained agreements by the parties that the Company acquired control of Ameri Georgia's accounts payable, accounts receivable and business decisions as of September 1, 2015. In addition, on that date, the Company became responsible for performance of Ameri Georgia's existing contracts. Accordingly, the Company has recognized September 1, 2015 as the accounting acquisition date.

The total purchase price of $9,910,817 was allocated to net working capital of $4.6 million, intangibles of $1.8 million, taking into consideration projected revenue from the acquired list of Ameri Georgia customers over a period of three years, and the balance was allocated to goodwill.

For this acquisition, the net cash outflow in 2016 was $2,330,000.

Acquisition of Bigtech Software Private Limited

On June 23, 2016, we entered into a definitive agreement to purchase Bigtech Software Private Limited (“Bigtech”), a pure-play SAP services company providing a complete range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to improve business operations at companies of all sizes and verticals. The acquisition of Bigtech was effective as of July 1, 2016, and the total consideration for the acquisition of Bigtech was $850,000, consisting of:

(a)	A cash payment in the amount of $340,000 which was due within 90 days of closing and was paid on September 22, 2016;

(b)	Warrants for the purchase of 51,000 shares of our common stock (valued at approximately $250,000 based on the $6.51 closing price of our common stock on the closing date of the acquisition), with such warrants exercisable for two years; and

(c)	$255,000, which may become payable in cash earn-outs to the sellers of Bigtech, if Bigtech achieves certain pre-determined revenue and EBITDA targets in 2017 and 2018. We estimate the earn-out payments to be earned at 100% of the targets set forth in the purchase agreement.

Bigtech’s financial results are included in our condensed consolidated financial results starting July 1, 2016. The Bigtech acquisition did not constitute a significant acquisition for the Company. The valuation of Bigtech was made on the basis of its projected revenues.

The total purchase price of $850,000 was allocated to intangibles of $595,000, taking into consideration projected revenue from the acquired list of Bigtech customers over a period of three years, and the balance was allocated to goodwill. The Bigtech acquisition did not constitute a significant acquisition for the Company.

For this acquisition, the net cash outflow in 2016 was $340,000.

Acquisition of Virtuoso

On July 22, 2016, we, through wholly-owned acquisition subsidiaries, acquired all of the outstanding membership interests of Virtuoso, L.L.C. (“Virtuoso”), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the “Sole Member”). Virtuoso is a SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso’s name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company.

The total purchase price paid to the Sole Member for the acquisition of Virtuoso was $1,831,881, consisting of:

(a)	A cash payment in the amount of $675,000 was due within 90 days of closing;

(b)	101,250 shares of our common stock at closing, valued at approximately $700,000 based on the $6.51 closing price of our common stock on the closing date of the acquisition; and

(c)	Earn-out payments in cash and stock of $450,000 and approximately $560,807, respectively, to be paid, if earned, through the achievement of annual revenue and gross margin targets in 2017, 2018 and 2019. Out of the total contingent considerations of approximately $1,000,000, the Company only considered 50% of the earn-out in the purchase price, mainly due to the reorganization of Virtuoso. The Virtuoso earn-out payments for 2016 amounted to $64,736 in cash and 12,408 shares of common stock as compared to the potential earn-out of $231, 968 under the purchase agreement.

The valuation of Virtuoso was made on the basis of its projected revenues. The Virtuoso earn-out payment for 2016 amounted to $64,736 in cash and 12,408 shares of common stock.

The total purchase price of $1,831,881 was allocated to intangibles of $0.9 million, taking into consideration projected revenue from the acquired list of Virtuoso customers over a period of three years, and the balance was allocated to goodwill.

For this acquisition, the net cash outflow in 2016 was $563,000.

Acquisition of DC&M

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. (“DCM”), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, DCM, all of the members of DCM, Giri Devanur and Srinidhi “Dev” Devanur, our President and Chief Executive Officer and Executive Vice Chairman, respectively. DCM is a SAP consulting company headquartered in Chandler, Arizona. DCM provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products. DCM is also a SAP-certified software partner, having launched its SAP reporting, extraction and distribution tool called “IRIS”. DCM services clients in diverse industries, including retail, apparel/footwear, third-party logistics providers, chemicals, consumer goods, energy, high-tech electronics, media/entertainment and aerospace.

The aggregate purchase price for the acquisition of DCM was $15,816,000, consisting of:

(a)	A cash payment in the amount of $3,000,000 at closing;

(b)	1,600,000 shares of our common stock (valued at approximately $10.4 million based on the $6.51 closing price of our common stock on the closing date of the acquisition), which are to be issued on July 29, 2018 or upon a change of control of our company (whichever occurs earlier); and

(c)	Earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, through the achievement of annual revenue and gross margin targets in 2017 and 2018. We estimate the earn-out payments will be earned at 100% of the targets set forth in the purchase agreement.

The total purchase price of $15,816,000 was allocated to intangibles of $5.4 million, taking into consideration projected revenue from the acquired list of DCM customers over a period of three years, and the balance was allocated to goodwill.

For this acquisition, the net cash outflow in 2016 was $3,000,000.

Acquisition of Linear Logics, Corp.

In April 2015, the Company purchased all of the assets and liabilities of Linear Logics, Corp. for approximately $1 million, which was to be paid in cash and Company stock. In 2016, the Company paid $330,000 in cash toward the payment of the purchase price.

Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars
Asset Component	Ameri Georgia	Bigtech	Virtuoso	DCM
Intangible Assets	1.8	0.6	0.9	5.4
Goodwill	3.5	0.3	0.9	10.4
Working Capital
Current Assets
Cash	1.4	—	—	—
Accounts Receivable	5.6	—	—	—
Other Assets	0.2	—	—	—
	7.3	—	—	—
Current Liabilities
Accounts Payable	1.3	—	—	—
Accrued Expenses & Other Current Liabilities	1.3	—	—	—
	2.7	—	—	—
Net Working Capital Acquired	4.6	—	—	—

Total Purchase Price	9.9	0.9	1.8	15.8

The table below sets forth revenue and earnings information for each of our recent acquisitions.

Revenue and Earnings of Acquisitions since the date of acquisition (in millions of U.S. dollars)
	Ameri Georgia	Bigtech	Virtuoso	DCM
Year of acquisition	2015	2016	2016	2016
Revenue	8.6	0.5	1.1	7.7
Earnings	1.0	0.0	0.2	0.3

The tables below set forth supplemental pro forma revenue and earnings information with respect to our 2016 acquisitions as if the applicable acquisition was made as of the first day of the period presented. The Company’s 2016 acquisition of Bigtech is ommitted from the pro form information below, as Bigtech did not constitute a material acquisition for the Company and its impact on the revenue and earnings of the Company are not material.

Supplemental Pro Forma Information of Acquired Entities of Ameri Holdings, Inc. for the Year Ended December 31, 2016 (in millions of U.S. dollars)
	Ameri Holdings, Inc.	Virtuoso	DCM	Total
Revenue	36.1	1.5	12.4	50.0
Earnings	(2.8)	0.1	1.0	(1.7)

Supplemental Pro Forma Information of Acquired Entities of Ameri Holdings, Inc. for the Year Ended December 31, 2015 (in millions of U.S. dollars)
	Ameri Holdings, Inc.	Virtuoso	DCM	Total
Revenue	20.3	3.2	17.9	41.4
Earnings	(0.8)	0.4	1.1	0.7